SMITH BARNEY INVESTMENT SERIES

On Behalf of

SB Government Portfolio

Smith Barney Growth and Income Portfolio

Smith Barney Large Cap Core Portfolio

SUPPLEMENT DATED SEPTEMBER 1, 2004

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 27, 2004

The following information amends and supersedes, as applicable, the disclosure contained in the Prospectus and the Statement of Additional Information of Smith Barney Investment Series (the “Trust”) with respect to SB Government Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Large Cap Core Portfolio (collectively, the “Funds”):

The Board of Trustees of the Trust has approved an amendment to the Investment Management Agreement between the Trust, regarding the Funds, and Smith Barney Fund Management LLC. Effective September 1, 2004, the management fees, which are calculated daily and payable monthly, will be calculated in accordance with the following breakpoint schedules:

SB Government Portfolio

Average Daily Net Assets	Fee
First $2.00 Billion	0.55%
Next $2.00 Billion	0.50%
Next $2.00 Billion	0.45%
Next $2.00 Billion	0.40%
Over $8.00 Billion	0.35%

Smith Barney Growth and Income Portfolio

Average Daily Net Assets	Fee
First $1.00 Billion	0.65%
Next $1.00 Billion	0.60%
Next $1.00 Billion	0.55%
Next $1.00 Billion	0.50%
Over $4.00 Billion	0.45%

Smith Barney Large Cap Core Portfolio

Average Daily Net Assets	Fee
First $1.00 Billion	0.65%
Next $1.00 Billion	0.60%
Next $1.00 Billion	0.55%
Next $1.00 Billion	0.50%
Over $4.00 Billion	0.45%

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SMITH BARNEY INVESTMENT SERIES

On Behalf of Smith Barney International Fund (the “Fund”)

SUPPLEMENT DATED SEPTEMBER 1, 2004

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 27, 2004

The following information amends and supersedes, as applicable, the disclosure contained in the Prospectus and the Statement of Additional Information of Smith Barney Investment Series (the “Trust”) with respect to the Fund:

The Board of Trustees of the Trust has approved an amendment to the Investment Management Agreement between the Trust, regarding the Fund, and Smith Barney Fund Management LLC. Effective September 1, 2004, the management fee, which is calculated daily and payable monthly, will be reduced from 1.00% to 0.85% of the average daily net assets.

FD 03050